Janus Henderson Small-Mid Cap Value Fund Expense Example - Class D Shares [Member] - Janus Henderson Small-Mid Cap Value Fund - Class D	Jun. 30, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 78
Expense Example, with Redemption, 3 Years	316
Expense Example, with Redemption, 5 Years	573
Expense Example, with Redemption, 10 Years	$ 1,310